TEMPLETON GLOBAL INVESTMENT TRUST
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Facsimile 954.847.2288
Telephone 954.527.7500

May 3, 2023

Filed Via EDGAR (CIK 0000916488)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Templeton Global Investment Trust
File Nos. 033-73244 and 811-08226

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 122 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2023.

Very truly yours,

/s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

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